CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 549,979	$ 84,288	¥ 694,910
Restricted cash, time deposits and investment	391,425	59,989	249,770
Short-term investment	20,000	3,065
Accounts receivable, net (including amounts billed through RONG360 Inc. ("RONG360") of RMB3,549 and nil as of December 31, 2019 and 2020, respectively)	240,124	36,801	345,525
Amount due from related party	872	134	7,082
Prepayments and other current assets	66,295	10,160	118,423
Total current assets	1,268,695	194,437	1,415,710
Noncurrent assets:
Property and equipment, net	18,114	2,776	36,686
Intangible assets, net	25,172	3,858	27,061
Goodwill	10,236	1,569	12,697
Restricted cash, time deposit and investment	34,581	5,300	124,407
Other noncurrent assets	46,936	7,193	45,160
Total noncurrent assets	135,039	20,696	246,011
Total assets	1,403,734	215,133	1,661,721
Current liabilities:
Short-term borrowings	158,477	24,288	60,000
Accounts payable (including amounts of the consolidated variable interest entities ("VIEs") of RMB16,720 and RMB17,409 as of December 31, 2019 and 2020, respectively. Note 1(f))	185,904	28,491	184,318
Advances from customers (including amounts of the consolidated VIEs of RMB164 and RMB3,845 as of December 31, 2019 and 2020, respectively. Note 1(f))	54,275	8,318	44,000
Tax payable (including amounts of the consolidated VIEs of RMB19,205 and RMB19,315 as of December 31, 2019 and 2020, respectively. Note 1(f))	24,059	3,687	22,168
Amount due to related parties	9,495	1,455	34,310
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB135,883 and RMB127,721 as of December 31, 2019 and 2020, respectively. Note 1(f))	220,866	33,849	224,018
Total current liabilities	653,076	100,088	568,814
Non-current liabilities:
Deferred tax liabilities	5,146	789	5,801
Other non-current liabilities(including amounts of the consolidated VIEs of RMB408 and nil as of December 31, 2019 and 2020, respectively. Note 1(f))	19,874	3,046	15,145
Total non-current liabilities	25,020	3,835	20,946
Total liabilities	678,096	103,923	589,760
Commitments and contingencies (Note 23)
Mezzanine equity:
Redeemable noncontrolling interest	1,455	223	5,556
Shareholders' equity:
Ordinary shares: US$0.0001 par value	286	44	286
Treasury stock, at cost (7,780,062 and 6,836,317 shares held as of December 31, 2019 and 2020, respectively)	(88,855)	(13,618)	(102,222)
Additional paid-in capital	1,885,951	289,035	1,902,105
Accumulated losses	(1,099,934)	(168,572)	(792,985)
Statutory reserves	1,900	291	1,900
Accumulated other comprehensive income	1,002	154	52,308
Total Jianpu's shareholders' equity	700,350	107,334	1,061,392
Noncontrolling interests	23,833	3,653	5,013
Total shareholders' equity	724,183	110,987	1,066,405
Total liabilities, mezzanine equity and shareholders' equity	¥ 1,403,734	$ 215,133	¥ 1,661,721